Revenue	9 Months Ended
Sep. 30, 2023
Revenue
Revenue
11.	Revenue
(a)	Disaggregation of revenue

	For the nine months ended September 30,
	2022	2023
	RMB	RMB
Upfront franchise fees	27,074	35,202
Continuing franchise fees	548,527	1,016,335
Sales of hotel supplies and other products	381,964	749,615
Other transactions with the franchisees	38,412	53,241
Manachised hotels revenues	995,977	1,854,393
Room revenues	379,276	602,125
Food and beverage revenues	32,069	38,619
Others	2,675	4,280
Leased hotels revenues	414,020	645,024
Retail revenues	154,411	559,706
Others	72,402	101,626
Total	1,636,810	3,160,749

No geographical information is presented as the operations, customers and long-lived assets of the Group are all located in the PRC.

(b)	Contract balances

i)The following table provides information about accounts receivable from contracts with customers.

	As of December 31,	As of September 30,
	2022	2023
	RMB	RMB
Accounts receivable	152,167	164,741
Less: allowance for doubtful accounts	(19,468)	(21,295)
Accounts receivable, net	132,699	143,446

Changes in the allowance for doubtful accounts is as follows:

	As of December 31,	As of September 30,
	2022	2023
	RMB	RMB
At the beginning of the year/period	14,731	19,468
Cumulative effect of the adoption of ASU 2016-13	—	1,371
Allowance made during the year/period	4,737	456
At the end of the year/period	19,468	21,295

ii)The following table provides information about contracts assets:

	As of December 31,	As of September 30,
	2022	2023
	RMB	RMB
Current	8,741	8,147
Non-current	58,288	53,339
Subtotal	67,029	61,486
Less: allowance for doubtful accounts	—	(11,938)
Total contract assets	67,029	49,548

The contract assets as of December 31, 2022 and September 30, 2023 were related to the Group’s right to consideration for hotel renovation services provided to franchisees to convert their buildings suitable for hotel use. The fees for the renovation services are billed and collected by the Group on monthly basis.

iii)The following table provides information about deferred revenue from contracts with customers.

	As of December 31,	As of September 30,
	2022	2023
	RMB	RMB
Current	202,996	334,634
Non-current	277,841	348,476
Contract liabilities	480,837	683,110

The deferred revenue balances above as of December 31, 2022 and September 30, 2023 were comprised of the following:

	As of December 31,	As of September 30,
	2022	2023
	RMB	RMB
Upfront franchise fees	319,537	396,421
Advances from sales of hotel supplies and other products	92,144	165,658
Loyalty program	36,877	43,248
Others	32,279	77,783
Deferred revenue	480,837	683,110

The Company recognized revenues of RMB153,064 and RMB140,911 during the nine months ended September 30, 2022 and 2023, which were included in deferred revenue balance at the beginning of each period.

(c)	Revenue allocated to remaining performance obligation

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2022 and September 30, 2023, the Group had RMB319,537 and RMB396,421 of deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods over 1 to 20 years.

The Group has elected, as a practical expedient, not to disclose the transaction price allocated to unsatisfied or partially unsatisfied performance obligations that are part of a contract that has an original expected duration of one year or less.

(d)	Contract costs

Contract costs capitalized as of December 31, 2022 and September 30, 2023 relate to the incremental sales commissions paid to the Group’s sales personnel whose selling activities resulted in customers entering into franchise and management agreements with the Group. Contract costs are recognized as part of selling and marketing expenses in the consolidated statements of comprehensive income in the period in which revenue from the franchise fees is recognized. The amount of capitalized costs recognized in the condensed consolidated statements of comprehensive income for the nine months ended September 30, 2022 and 2023 were RMB7,417 and RMB8,389, respectively.